Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments
Schedule of commitments relating to vessels under construction

As of December 31,
2023
Not later than one year	330,531
Later than one year and not later than three years	246,196
Total	576,727

Schedule of future gross minimum lease payments in relation to non-cancellable time charter agreements

As of December 31,
2023
Not later than one year	636,781
Later than one year and not later than two years	505,618
Later than two years and not later than three years	379,600
Later than three years and not later than four years	304,316
Later than four years and not later than five years	203,687
Later than five years	138,591
Total	2,168,593